Share Incentive Plans	12 Months Ended
Dec. 31, 2011
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share Incentive Plans
Share Incentive Plans

Any Common Shares issued pursuant to EQR's incentive equity compensation and employee share purchase plans will result in ERPOP issuing OP Units to EQR on a one-for-one basis with ERPOP receiving the net cash proceeds of such issuances.
On June 16, 2011, the shareholders of EQR approved the Company's 2011 Plan. The 2011 Plan reserved 12,980,741 Common Shares for issuance. In conjunction with the approval of the 2011 Plan, no further awards may be granted under the 2002 Share Incentive Plan. The 2011 Plan expires on June 16, 2021. As of December 31, 2011, 12,473,580 shares were available for future issuance.
Pursuant to the 2011 Plan, the 2002 Share Incentive Plan, as restated, and the Amended and Restated 1993 Share Option and Share Award Plan, as amended (collectively the “Share Incentive Plans”), officers, trustees and key employees of the Company may be granted share options to acquire Common Shares (“Options”) including non-qualified share options (“NQSOs”), incentive share options (“ISOs”) and share appreciation rights (“SARs”), or may be granted restricted or non-restricted shares (including performance-based awards), subject to conditions and restrictions as described in the Share Incentive Plans. Prior to 2007, certain executive officers of the Company participated in the Company’s performance-based restricted share plan but the Company has not awarded any performance-based award grants since 2006. Options, SARs, restricted shares, performance shares and LTIP Units (see discussion below) are sometimes collectively referred to herein as “Awards”.
The Options are generally granted at the fair market value of the Company’s Common Shares at the date of grant, vest in three equal installments over a three-year period, are exercisable upon vesting and expire ten years from the date of grant. The exercise price for all Options under the Share Incentive Plans is equal to the fair market value of the underlying Common Shares at the time the Option is granted. Options exercised result in new Common Shares being issued on the open market. The 2002 Share Incentive Plan and the Amended and Restated 1993 Share Option and Share Award Plan, as amended, will terminate at such time as all outstanding Awards have expired or have been exercised/vested. The Board of Trustees may at any time amend or terminate the Share Incentive Plans, but termination will not affect Awards previously granted. Any Options which had vested prior to such a termination would remain exercisable by the holder.
Restricted shares that have been awarded through December 31, 2011 generally vest three years from the award date. In addition, the Company’s unvested restricted shareholders have the same voting rights as any other Common Share holder. During the three-year period of restriction, the Company’s unvested restricted shareholders receive quarterly dividend payments on their shares at the same rate and on the same date as any other Common Share holder. As a result, dividends paid on unvested restricted shares are included as a component of retained earnings (included in general partner's capital in the Operating Partnership's financial statements) and have not been considered in reducing net income available to Common Shares/Units in a manner similar to the Company’s preferred share/preference unit dividends for the earnings per share/Unit calculation. If employment is terminated prior to the lapsing of the restriction, the shares are generally canceled.
In December 2008, the Company’s then existing 2002 Share Incentive Plan was amended to allow for the issuance of long-term incentive plan units (“LTIP Units”) to officers of the Company as an alternative to the Company’s restricted shares. The 2011 Plan also allows for the issuance of LTIP Units. LTIP Units are a class of partnership interests that under certain conditions, including vesting, are convertible by the holder into an equal number of OP Units, which are redeemable by the holder for Common Shares on a one-for-one basis or the cash value of such shares at the option of the Company. In connection with the grant of long-term incentive compensation for services provided during a year, officers of the Company are allowed to choose, on a one-for-one basis, between restricted shares and LTIP Units. In January 2011, certain holders of restricted shares converted these shares into LTIP Units. Similar to restricted shares, LTIP Units generally vest three years from the award date. In addition, LTIP Unit holders receive quarterly dividend payments on their LTIP Units at the same rate and on the same date as any other OP Unit holder. As a result, dividends paid on LTIP Units are included as a component of Noncontrolling Interests – Operating Partnership/Limited Partners' capital and have not been considered in reducing net income available to Common Shares/Units in a manner similar to the Company’s preferred share/preference unit dividends for the earnings per share/Unit calculation. If employment is terminated prior to vesting, the LTIP Units are generally canceled. An LTIP Unit will automatically convert to an OP Unit when the capital account of each LTIP Unit increases (“books-up”) to a specified target. If the capital target is not attained within ten years following the date of issuance, the LTIP Unit will automatically be canceled and no compensation will be payable to the holder of such canceled LTIP Unit.
All Trustees, with the exception of the Company's non-executive Chairman and employee Trustees, are granted options and restricted shares that vest one-year from the grant date that corresponds to the term for which he or she has been elected to serve. The non-executive Chairman's grants vest over the same term or period as all other employees.
The Company's Share Incentive Plans provide for certain benefits upon retirement. For employees hired prior to January 1, 2009, retirement generally means the termination of employment (other than for cause): (i) on or after age 62; or (ii) prior to age 62 after meeting the requirements of the Rule of 70 (described below). For employees hired after January 1, 2009, retirement generally means the termination of employment (other than for cause) after meeting the requirements of the Rule of 70. For Trustees, retirement generally means termination of service on the Board (other than for cause) on or after age 72.
The Rule of 70 is met when an employee’s years of service with the Company (which must be at least 15 years) plus his or her age (which must be at least 55 years) on the date of termination equals or exceeds 70 years. In addition, the employee must give the Company at least 6 months’ advance written notice of his or her intention to retire and sign a release upon termination of employment, releasing the Company from customary claims and agreeing to ongoing non-competition and employee non-solicitation provisions.
Under the Company's definitions of retirement, several of its executive officers, including its Chief Executive Officer, are retirement eligible. The Company's non-executive Chairman is retirement eligible in 2013.
For employees hired prior to January 1, 2009 who retire at or after age 62 or for Trustees who retire at or after age 72, such employee’s or Trustee's unvested restricted shares, LTIP Units and share options would immediately vest, and share options would continue to be exercisable for the balance of the applicable ten-year option period, as is provided under the Share Incentive Plans. For all other employees (those hired after January 1, 2009 and those hired before such date who choose to retire prior to age 62), upon such retirement under the Rule of 70 definition of retirement of employees, such employee’s unvested restricted shares, LTIP Units and share options would continue to vest per the original vesting schedule (subject to immediate vesting upon the occurrence of a subsequent change in control of the Company or the employee’s death), and options would continue to be exercisable for the balance of the applicable ten-year option period, subject to the employee’s compliance with the non-competition and employee non-solicitation provisions. If an employee violates these provisions after such retirement, all unvested restricted shares, unvested LTIP Units and unvested and vested share options at the time of the violation would be void, unless otherwise determined by the Compensation Committee of the Board of Trustees.
The following tables summarize compensation information regarding the performance shares, restricted shares, LTIP Units, share options and Employee Share Purchase Plan (“ESPP”) for the three years ended December 31, 2011, 2010 and 2009 (amounts in thousands):

	Year Ended December 31, 2011
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,041	$1,061	$9,102	$1,121
LTIP Units	3,344	297	3,641	199
Share options	8,711	834	9,545	—
ESPP discount	1,081	113	1,194	—
Total	$21,177	$2,305	$23,482	$1,320

	Year Ended December 31, 2010
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,603	$1,178	$9,781	$1,334
LTIP Units	2,334	190	2,524	138
Share options	6,707	714	7,421	—
ESPP discount	1,231	59	1,290	—
Total	$18,875	$2,141	$21,016	$1,472

	Year Ended December 31, 2009
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Performance shares	$103	$76	$179	$—
Restricted shares	10,065	1,067	11,132	1,627
LTIP Units	1,036	158	1,194	254
Share options	5,458	538	5,996	—
ESPP discount	1,181	122	1,303	—
Total	$17,843	$1,961	$19,804	$1,881

Compensation expense is generally recognized for Awards as follows:

•	Restricted shares, LTIP Units and share options – Straight-line method over the vesting period of the options or shares regardless of cliff or ratable vesting distinctions.

•	Performance shares – Accelerated method with each vesting tranche valued as a separate award, with a separate vesting date, consistent with the estimated value of the award at each period end.

•	ESPP discount – Immediately upon the purchase of common shares each quarter.
The Company accelerates the recognition of compensation expense for all Awards for those individuals approaching or meeting the retirement age criteria discussed above. The total compensation expense related to Awards not yet vested at December 31, 2011 is $22.8 million, which is expected to be recognized over a weighted average term of 1.67 years.
See Note 2 for additional information regarding the Company’s share-based compensation.
The table below summarizes the Award activity of the Share Incentive Plans for the three years ended December 31, 2011, 2010 and 2009:

	Common Shares Subject to Options	Weighted Average Exercise Price per Option	Restricted Shares	Weighted Average Fair Value per Restricted Share	LTIP Units	Weighted Average Fair Value per LTIP Unit
Balance at December 31, 2008	9,473,259	$33.94	996,011	$44.16	—	—
Awards granted (1)	2,541,005	$23.08	362,997	$22.62	155,189	$21.11
Awards exercised/vested (2) (3)	(422,713)	$21.62	(340,362)	$42.67	—	—
Awards forfeited	(146,151)	$30.07	(64,280)	$35.28	(573)	$21.11
Awards expired	(95,650)	$32.21	—	—	—	—
Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11
Awards granted (1)	1,436,115	$33.59	270,805	$34.85	94,096	$32.97
Awards exercised/vested (2) (3)	(2,506,645)	$28.68	(278,183)	$52.25	—	—
Awards forfeited	(76,275)	$29.43	(35,038)	$30.84	(1,204)	$21.11
Awards expired	(96,457)	$42.69	—	—	—	—
Balance at December 31, 2010	10,106,488	$33.00	911,950	$32.05	247,508	$25.62
Awards granted (1)	1,491,311	$53.70	170,588	$53.99	223,452	$46.64
Awards exercised/vested (2) (3) (4)	(2,945,950)	$32.27	(258,068)	$38.32	(101,988)	$38.57
Awards forfeited	(41,559)	$35.14	(126,960)	$37.19	(1,352)	$27.79
Awards expired	(16,270)	$44.13	—	—	—	—
Balance at December 31, 2011	8,594,020	$36.81	697,510	$34.17	367,620	$34.80

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2011, 2010 and 2009 was $8.18 per share, $6.18 per share and $3.38 per share, respectively.

(2)
The aggregate intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $74.8 million, $39.6 million and $2.8 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.

(3)	The fair value of restricted shares vested during the years ended December 31, 2011, 2010 and 2009 was $14.0 million, $9.1 million and $8.0 million, respectively.

(4)	The fair value of LTIP Units vested during the year ended December 31, 2011 was $5.5 million.
The following table summarizes information regarding options outstanding and exercisable at December 31, 2011:

	Options Outstanding (1)			Options Exercisable (2)
Range of Exercise Prices	Options	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
$18.70 to $24.93	2,101,071	5.79	$23.17	1,335,909	$23.23
$24.94 to $31.16	755,411	1.19	$28.34	755,411	$28.34
$31.17 to $37.39	1,896,070	6.27	$32.53	1,019,788	$32.16
$37.40 to $43.62	1,617,066	5.14	$40.56	1,617,066	$40.56
$43.63 to $49.86	61,397	8.52	$48.40	4,202	$45.25
$49.87 to $56.09	2,119,010	7.93	$53.52	683,174	$53.50
$56.10 to $62.32	43,995	9.47	$59.23	—	—
$18.70 to $62.32	8,594,020	5.94	$36.81	5,415,550	$34.64
Vested and expected to vest as of December 31, 2011	8,507,188	5.91	$36.68

(1)	The aggregate intrinsic value of options outstanding that are vested and expected to vest as of December 31, 2011 is $173.2 million.

(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2011 is $121.3 million and 4.5 years, respectively.
Note: The aggregate intrinsic values in Notes (1) and (2) above were both calculated as the excess, if any, between the Company’s closing share price of $57.03 per share on December 31, 2011 and the strike price of the underlying awards.
As of December 31, 2010 and 2009, 6,786,651 Options (with a weighted average exercise price of $34.89) and 7,974,815 Options (with a weighted average exercise price of $33.55) were exercisable, respectively.